SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
	Three Months Ended September 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated
Revenues – external	$11,230	$11,948	$30,150	$2,235	$-	$55,563
Revenues – internal	49	83	115	-	(247)	-

Cost of revenues	7,344	8,070	21,293	1,828	(159)	38,376
Gross profit	3,935	3,961	8,972	407	(88)	17,187

Research and development	254	379	-	93	-	726
Selling and marketing	498	541	1,154	191	-	2,384
General and administrative	1,739	969	2,091	242	-	5,041
Operating income (loss)	$1,444	$2,072	$5,727	$(119)	$(88)	9,036

Gain on sale of equity investment						-
Interest expenses						(216)
Other financial income, net						273
Income before taxes						$9,093

	Three Months Ended September 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues – external	$10,397	$10,550	$22,980	$2,308	$-	$46,235
Revenues – internal	160	608	-	-	(768)	-

Cost of revenues	7,382	8,504	18,146	1,400	(798)	34,634
Gross profit	3,175	2,654	4,834	908	30	11,601

Research and development	73	180	-	70	-	323
Selling and marketing	345	580	925	143	-	1,993
General and administrative	1,626	856	1,378	165	-	4,025
Operating income	$1,131	$1,038	$2,531	$530	$30	5,260

Financial income, net						30
Income before taxes						$5,290

	Nine Months Ended September 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues – external	$33,059	$34,881	$74,653	$7,055	$-	$149,648
Revenues – internal	91	278	189	-	(558)	-

Cost of revenues	23,318	24,360	57,083	4,907	(558)	109,110
Gross profit	9,832	10,799	17,759	2,148	-	40,538

Research and development	697	926	-	209	-	1,832
Selling and marketing	1,873	1,534	3,160	529	-	7,096
General and administrative	4,294	3,083	5,878	711	-	13,966
Operating income	$2,968	$5,256	$8,721	$699	-	17,644

Gain on sale of equity investment						4,324
Interest expenses						(546)
Other financial income, net						92
Income before taxes						$21,514

	Nine Months Ended September 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues – external	$30,091	$33,371	$61,274	$6,745	$-	$131,481
Revenues – internal	497	1,506	-	-	(2,003)	-

Cost of revenues	21,269	25,466	50,891	3,591	(2,116)	99,101
Gross profit	9,319	9,411	10,383	3,154	113	32,380

Research and development	391	494	-	2	-	887
Selling and marketing	1,249	1,716	2,722	419	-	6,106
General and administrative	4,106	2,594	4,337	485	-	11,522
Operating income	3,573	4,607	3,324	2,248	113	13,865

Financial expenses, net						(1,128)
Income before taxes						$12,737

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Nine Months Ended September 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Amounts not allocated to segments	Consolidated

Total assets	$71,676	$46,689	$126,386	$10,156	$(237)	$254,670
Depreciation and amortization	828	878	2,203	279	(122)	4,066
Expenditure for segment assets	1,471	630	4,755	308	-	7,164

	Year Ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Amounts not allocated to segments	Consolidated

Total assets	$78,541	$45,305	$93,473	$10,321	$(911)	$226,729
Depreciation and amortization	905	1,107	2,894	356	(161)	5,101
Expenditure for segment assets	3,179	839	7,180	225	-	11,423